TRADE ACCOUNTS RECEIVABLE - Changes in expected credit losses (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in allowance for doubtful accounts
Beginning balance	R$ (41,996)	R$ (37,179)
Business combination		(5,947)
Addition	(9,350)	(18,650)
Reversal	3,328	6,364
Write-off	7,737	13,383
Exchange rate variation	(1,608)	33
Ending balance	R$ (41,889)	R$ (41,996)